SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Property, Plant, and Equipment [Line Items]
Investments	$ 186,854
Contract liabilities	169,470	$ 263,948	$ 2,038,433	$ 104,659
Selling expenses	505	19,985
General and administrative expenses	1,809,901	1,252,874
Employee benefits expenses	$ 26,856	$ 9,465
Percentage of VAT for revenue	13.00%
Indemnity escrow shares | shares	6
Earnout escrow shares | shares	156
Number of reportable segments | Segment	1
Number of operating segments | Segment	1
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Product warranty obligation, term	1 year
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Product warranty obligation, term	8 years